Financial instrument (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2025
USD

Financial assets
At amortised cost
Cash on hand	1

Financial liabilities
At amortised cost
Other payables and accrued expenses	18,503

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Financial assets
At amortised cost
Trade receivables	572,775	341,356
Other receivables and deposits	463,325	309,308
Amount due from associates	111	-
Cash and bank balances	408,607	525,204

	1,444,818	1,175,868
The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Financial liabilities
At amortised cost
Trade payables	415,995	470,553
Other payables and accruals	1,436,313	1,044,002
Amount due to directors	7,090,060	5,201,137
Hire purchase liabilities	-	3,098
Lease liabilities	779,231	808,446

	9,721,599	7,527,236

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	2025	2024
	USD	USD

Financial assets
At amortised cost
Trade receivables	45,528	74,016
Other receivables and deposits	267,146	200,920
Amount due from associates	18,435	2,145
Cash and bank balances	318,932	460,467

	650,041	737,548

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis: (Cont’d)

	2025	2024
	USD	USD

Financial liabilities
At amortised cost
Trade payables	321,350	175,599
Other payables and accruals	864,910	849,451
Amount due to associates	20,763	-
Amount due to directors	5,972,257	3,610,711
Hire purchase liabilities	-	7,260
Lease liabilities	961,875	500,308

	8,141,155	5,143,329

Schedule of maturity profile of the group’s financial liabilities

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	Interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
	%	USD	USD	USD	USD

2025
Non-interest bearing:
Trade payables	-	321,350	321,350	-	321,350
Other payables and accruals	-	878,421	878,421	-	878,421
Amount due to associates	-	20,763	20,763	-	20,763
Amount due to directors	-	5,972,257	5,972,257	-	5,972,257

Interest bearing:
Lease liabilities	6.65	961,875	499,557	535,578	1,035,135

		8,154,666	7,692,348	535,578	8,227,926

29.	Financial instrument (Cont’d)

(ii)	Liquidity risk (Cont’d)

Analysis of financial instruments by remaining contractual maturities (Cont’d)

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments: (Cont’d)

	Interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
	%	USD	USD	USD	USD

2024
Non-interest bearing:
Trade payables	-	175,599	175,599	-	175,599
Other payables and accruals	-	956,063	956,063	-	956,063
Amount due to directors	-	3,610,711	3,610,711	-	3,610,711

Interest bearing:
Hire purchase liabilities	4.55	7,260	7,384	-	7,384
Lease liabilities	7.04	500,308	329,071	202,421	531,492

		5,249,941	5,078,828	202,421	5,281,249

Schedule of financial assets and liabilities

Summarised financial information of Cilo Cybin is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

	2025	2024
	USD	USD
Statement of financial position
Non-current assets	198,858	-
Current assets	3,139,920	3,354,690

Total assets	3,338,778	3,354,690

Non-current liabilities	(173,968)	-
Current liabilities	(114,958)	(593,538)

Total liabilities	(288,926)	(593,538)

Net assets of the associate	3,049,852	2,761,152

Statement of comprehensive income
Revenue for the financial year	256,858	229,058

(Loss)/Profit for the financial year	(31,156)	21,809

Share of (loss)/profit of the associate	(12,618)	8,833

Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD
Financial assets
At amortised cost
Cash on hand	1	1
Financial liabilities
At amortised cost
Other payable and accrued expense	9,033	6,303